Note 18 - Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized gains on
available-for-sale
(Dollars in thousands)	securities (a)
Balance as of December 31, 2013	$(2,237)
Other comprehensive income before reclassification	4,949
Amount reclassified from accumulated other comprehensive income (loss)	(164)
Period change	4,785
Balance at December 31, 2014	$2,548
Unrealized gains on
available for sale
(Dollars in thousands)	securities (a)
Balance as of December 31, 2012	$5,391
Other comprehensive loss before reclassification	(7,620)
Amount reclassified from accumulated other comprehensive income (loss)	(8)
Period change	(7,628)
Balance at December 31, 2013	$(2,237)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
(Dollars in thousands)
Details about other comprehensive income	Amount Reclassified from Accumulated Other Comprehensive Income (Loss) (a) December 31, 2014	Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains (losses) on available-for-sale securities
	$(248)	Investment securities gains, net
	84	Income taxes
	$(164)	Net of tax
(Dollars in thousands)
Details about other comprehensive income	Amount Reclassified from Accumulated Other Comprehensive Income (Loss) (a) December 31, 2013	Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains (losses) on available-for-sale securities
	$(11)	Investment securities gains, net
	3	Income taxes
	$(8)	Net of tax